Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2018	Mar. 31, 2017	Sep. 30, 2017	Sep. 30, 2016
REVENUE
Investment management fees	$ 484,672	$ 391,123	$ 864,909	$ 635,502	$ 1,279,206	$ 920,813
Service income	600,398	543,199	1,140,060	1,061,160	2,195,718	1,750,613
Commissions	0	31,875	0	41,031	50,575	69,073
Rental income	0	1,500	0	3,000	5,000	16,500
Total revenue	1,085,070	967,697	2,004,969	1,740,693	3,530,499	2,756,999
OPERATING EXPENSES
Cost of services	4,079	20,707	13,211	40,964	73,004	75,378
Professional services	182,582	359,557	358,637	629,651	997,117	1,237,221
Depreciation and amortization	28,295	24,767	54,124	49,444	99,744	153,547
Impairment of goodwill					0	662,967
General and administrative	731,096	154,982	972,005	276,808	748,481	408,537
Management fees - related party	63,500	50,000	113,500	103,000	200,000	213,333
Marketing	82,307	74,591	142,845	176,469	375,499	402,402
Salaries and wages	635,178	403,710	1,234,736	781,429	1,961,126	1,730,278
Total operating expenses	1,727,035	1,088,314	2,889,057	2,057,765	4,454,971	4,883,663
Net operating loss	(641,965)	(120,617)	(884,087)	(317,072)	(924,472)	(2,126,664)
OTHER EXPENSE
Other (expense) income	(29,258)	0	(29,258)	191
Interest expense	(10,808)	(16,328)	(32,107)	(28,331)	(51,503)	(8,475)
Total other expense	(40,066)	(16,328)	(61,365)	(28,140)	(51,503)	(8,475)
NET LOSS	$ (682,030)	$ (136,945)	$ (945,452)	$ (345,212)	$ (975,975)	$ (2,135,139)
LOSS PER SHARE - Basic and Diluted	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.03)	$ (0.07)